SUBSEQUENT EVENTS - Q2	6 Months Ended
Jun. 30, 2016
Subsequent Events [Abstract]
Subsequent Events
17. SUBSEQUENT EVENTS
On June 16, 2016, the Company and Revlon, Inc. entered into an agreement and plan of merger (the "Merger Agreement") by and among the Company, Revlon, Inc., RR Transaction Corp., a wholly-owned subsidiary of the Company (“Acquisition Sub”) and Elizabeth Arden, Inc. ("Elizabeth Arden") pursuant to which, among other things, Acquisition Sub will merge with and into Elizabeth Arden (the “Merger” or the “Pending Acquisition”), with Elizabeth Arden surviving the Merger as a wholly-owned subsidiary of the Company. The Company expects the Merger to close by the end of 2016, subject to receipt of regulatory approvals and satisfaction of other customary closing conditions.

Elizabeth Arden is a global prestige beauty products company with an extensive portfolio of iconic beauty brands that are highly complementary to the Company's existing brand portfolio and are sold worldwide. In North America, Elizabeth Arden’s principal customers include prestige retailers, the mass retail channel and distributors, as well as direct sales to consumers via its branded retail outlet stores and e-commerce business. Elizabeth Arden products are also sold through the Elizabeth Arden Red Door Spa beauty salons and spas. Internationally, Elizabeth Arden’s portfolio of owned and licensed brands is sold to perfumeries, boutiques, department stores, travel retailers and distributors.

In connection with the execution of the Merger Agreement, on June 16, 2016, the Company entered into a debt financing commitment letter (the “Debt Commitment Letter”) with Citigroup Global Markets Inc., Bank of America, N.A. and Merrill Lynch, Pierce, Fenner & Smith Incorporated (collectively, the “Lenders”). Pursuant to the Debt Commitment Letter, the Lenders have committed to arrange and provide the Company with: (i) a seven-year senior secured term loan facility in an aggregate principal amount of $1.8 billion (the "New Term Loan Facilities"); (ii) a five-year senior secured asset-based revolving credit facility in a principal amount of $400 million (the "New Revolving Credit Facility"); and (iii) to the extent that the proceeds of the Unsecured Notes (as defined below) are not available to consummate the transactions contemplated by the Merger Agreement, up to $400 million of senior unsecured bridge loans under a senior unsecured credit facility (the foregoing facilities collectively, the “Facilities”). The availability of the borrowings under the Facilities is subject to the satisfaction of certain customary conditions, including the consummation of the Merger.

Additionally, the Company engaged affiliates of the Lenders to act as initial purchasers and placement agents for a private placement of up to $400 million of senior unsecured notes (the “Unsecured Notes”). The proceeds of the applicable Facilities and Unsecured Notes (to the extent borrowed or issued on the closing date of the Merger (the "Closing Date") will be used to: (x) finance the Merger; (y) pay the fees, costs and expenses incurred in connection with, among other things, the Merger and the Facilities; and (z) fund the refinancing of substantially all of the Company’s existing long-term debt and credit facilities (such transactions in clauses (x) through (z) being the "Transactions"); provided that the Company's existing 5¾% Senior Notes due 2021 will remain outstanding.

On July 21, 2016, Revlon Escrow Corporation (the “Escrow Issuer”), a wholly owned subsidiary of the Company, priced an offering of $450.0 million aggregate principal amount of 6.25% Senior Notes due 2024 (the “Notes”), the proceeds of which Products Corporation expects will be used, together with $1.8 billion of borrowings under the New Term Loan Facility and $100.0 million of borrowings under the New Revolving Credit Facility, to finance the Transactions. The amount of borrowings under the New Revolving Credit Facility will be subject to changes in working capital requirements and other adjustments. The offering of the Notes is expected to close on August 4, 2016.

The aggregate principal amount of Notes that will be issued represents an increase from the $400.0 million aggregate principal amount of Notes that Products Corporation had originally offered. The amount of cash on hand that the Company had planned to use to finance the Pending Acquisition will be reduced by the amount of additional net proceeds of the Notes, and any remaining net proceeds will be used for general corporate purposes.

At the closing of the offering of the Notes, pursuant to an escrow agreement (the “Escrow Agreement”), the gross proceeds of the Notes, together with interest on the Notes, will be placed in an escrow account until the Closing Date of the Pending Acquisition. Under the Escrow Agreement, the Closing Date may be extended from time to time (subject to the Company or an affiliate funding additional interest through the extended Closing Date into the escrow account), but not later than six months after the initial issuance date of the Notes.

The net proceeds of the Notes will be released from escrow upon the satisfaction of various customary conditions precedent, including completion of the Pending Acquisition. Upon the escrow release: (1) the Escrow Issuer will be merged with and into Products Corporation, with Products Corporation as the surviving corporation, and Products Corporation will assume the Escrow Issuer's obligations under the Notes and the related indenture, (2) Products Corporation's current subsidiaries that guarantee its existing 5¾% Senior Notes will guarantee the Notes and the related indenture (along with the New Term Loan Facility and the New Revolving Credit Facility); and (3) Elizabeth Arden and certain of its subsidiaries will guarantee the Notes and the related indenture (along with the New Term Loan Facility, the New Revolving Credit Facility and the 5¾% Senior Notes).